Commercial Mortgage Loans (Narrative) (Details)	9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2016 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($) loan	Dec. 31, 2014 USD ($) loan
Receivables [Abstract]
Number of mortgage loan investments | loan			3	0
Loss on assets held for sale	$ 56,900,000	$ 0	$ (5,476,000)	$ 0
Allowance for Loan and Lease Losses, Real Estate	$ 0		$ 0